Shareholders' Equity and Partners' Capital	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Equity [Abstract]
Shareholders' Equity and Partners' Capital

NOTE 8 — SHAREHOLDERS’ EQUITY AND PARTNERS’ CAPITAL

MGP shareholders’ equity. On the IPO Date, MGP completed the initial public offering of 57,500,000 of its Class A shares representing limited liability company interests. MGM retained ownership of MGP’s single Class B share. The Class B share is a non-economic interest in MGP which does not provide its holder any rights to profits or losses or any rights to receive distributions from operations of MGP or upon liquidation or winding up of MGP. MGP’s Class B shareholder is entitled to an amount of votes representing a majority of the total voting power of MGP’s shares. If the holder of the Class B share and its controlled affiliates’ (excluding MGP and its subsidiaries) aggregate beneficial ownership of the combined economic interests in MGP and the Operating Partnership falls below 30%, the Class B share is no longer entitled to any voting rights. To the extent that the Class B share is entitled to majority voting power pursuant to MGP’s operating agreement, MGM may only transfer the Class B share (other than transfers to us and MGM’s controlled affiliates) if and to the extent that such transfer is approved by special approval by an independent conflicts committee, not to be unreasonably withheld. When determining whether to grant such approval, the conflicts committee must take into account the interests of MGP’s Class A shareholders and MGP ahead of the interests of the holder of the Class B share. No par value is attributed to the MGP’s Class A and Class B shares.

On September 11, 2017, MGP completed an offering of 13,225,000 Class A shares representing limited liability company interests in a registered public offering, including 1,725,000 Class A shares sold pursuant to the exercise in full by the underwriters of their over-allotment option, for net proceeds of approximately $387.5 million after deducting underwriting discounts and commissions and estimated offering expenses. The net proceeds were contributed to the Operating Partnership in exchange for Operating Partnership units.

Operating Partnership capital. On the IPO Date, MGP contributed the proceeds from its initial public offering to the Operating Partnership in exchange for 26.7% of the outstanding Operating Partnership units in the Company. Certain subsidiaries of MGM also acquired 73.3% of the outstanding Operating Partnership units on the IPO Date. As of August 1, 2016, the date of the Borgata Transaction, MGP’s ownership percentage in the Operating Partnership units was reduced to 23.7% and MGM’s indirect ownership percentage increased to 76.3%. As of September 11, 2017, as a result of the equity offering noted above, MGP’s ownership percentage in the Operating Partnership units increased to 27.7% and MGM’s ownership percentage in the Operating Partnership units decreased to 72.3%.

MGP dividends and Operating Partnership distributions. On September 15, 2017, the Operating Partnership announced a cash distribution to holders of Operating Partnership units of $101.2 million or $0.3950 per Operating Partnership unit. MGP concurrently declared a cash dividend for the quarter ended September 30, 2017 of $28 million or $0.3950 per Class A share payable to shareholders of record as of September 30, 2017. The distribution and dividend were paid in October 2017.

On June 15, 2017, the Operating Partnership announced a cash distribution to holders of Operating Partnership units of $96.0 million or $0.3950 per Operating Partnership unit. MGP concurrently declared a cash dividend for the quarter ended June 30, 2017 of $22.8 million or $0.3950 per Class A share payable to shareholders of record as of June 30, 2017. The distribution and dividend were paid in July 2017.

On March 15, 2017, the Operating Partnership announced a cash distribution to holders of Operating Partnership units of $0.3875 per Operating Partnership unit. The Company’s Board of Directors concurrently declared a cash dividend for the quarter ended March 31, 2017 of $0.3875 per Class A share payable to shareholders of record as of March 31, 2017. The distribution and dividend were paid in April 2017.

Dividends with respect to MGP’s Class A shares are characterized for federal income tax purposes as taxable ordinary dividends, capital gains dividends, non-dividend distributions or a combination thereof.

The following table presents MGP’s changes in shareholders’ equity for the nine months ended September 30, 2017:

	Total Class A Shareholders’ Equity	Noncontrolling Interest	Total Shareholders’ Equity
	(in thousands)
Balance at January 1, 2017	$1,333,817	$4,274,444	$5,608,261
Net income — January 1, 2017 to September 30, 2017	33,053	101,214	134,267
Other comprehensive loss — cash flow hedges	(644)	(2,348)	(2,992)
Share-based compensation	229	714	943
Deemed contribution — tax sharing agreement	—	3,903	3,903
Dividends and distributions declared and paid	(73,063)	(218,263)	(291,326)
Issuance of Class A shares	329,508	58,040	387,548
Other	(87)	(170)	(257)

Balance at September 30, 2017	$1,622,813	$4,217,534	$5,840,347

The following table presents the Operating Partnership’s changes in partners’ capital for the nine months ended September 30, 2017:

	General Partner	Limited Partners	Total Partners’ Capital
	(in thousands)
Balance at January 1, 2017	$—	$5,608,261	$5,608,261
Net income — January 1, 2017 to September 30, 2017	—	134,267	134,267
Other comprehensive loss — cash flow hedges	—	(2,992)	(2,992)
Share-based compensation	—	943	943
Deemed contribution — tax sharing agreement	—	3,903	3,903
Distributions declared and paid	—	(291,326)	(291,326)
Issuance of Operating Partnership units	—	387,548	387,548
Other	—	(257)	(257)

Balance at September 30, 2017	$—	$5,840,347	$5,840,347

NOTE 9 — SHAREHOLDERS’ EQUITY AND PARTNERS’ CAPITAL

MGP shareholders. On the IPO Date, MGP completed the initial public offering of 57,500,000 of its Class A shares representing limited liability company interests. MGM retained ownership of MGP’s single Class B share. The Class B share is a non-economic interest in MGP which does not provide its holder any rights to profits or losses or any rights to receive distributions from operations of MGP or upon liquidation or winding up of MGP. MGP’s Class B shareholder is entitled to an amount of votes representing a majority of the total voting power of MGP’s shares. If the holder of the Class B share and its controlled affiliates’ (excluding MGP and its subsidiaries) aggregate beneficial ownership of the combined economic interests in MGP and the Operating Partnership falls below 30%, the Class B share is no longer entitled to any voting rights. To the extent that the Class B share is entitled to majority voting power pursuant to MGP’s operating agreement, MGM may only transfer the Class B share (other than transfers to us and MGM’s controlled affiliates) if and to the extent that such transfer is approved by special approval by an independent conflicts committee, not to be unreasonably withheld. When determining whether to grant such approval, the conflicts committee must take into account the interests of MGP’s Class A shareholders and MGP ahead of the interests of the holder of the Class B share. No par value is attributed to the MGP’s Class A and Class B shares.

Operating Partnership capital. On the IPO Date, MGP contributed the proceeds from its initial public offering to the Operating Partnership in exchange for 26.7% of the outstanding Operating Partnership units in the Company. Certain subsidiaries of MGM also acquired 73.3% of the outstanding Operating Partnership units on the IPO Date. As of August 1, 2016, the date of the Borgata Transaction, MGP’s ownership percentage in the Operating Partnership units was reduced to 23.7% and MGM’s indirect ownership percentage increased to 76.3%.

MGP dividends and Operating Partnership distributions. On December 15, 2016, the Operating Partnership announced a cash distribution to holders of Operating Partnership units of $94.1 million or $0.3875 per Operating Partnership unit. MGP concurrently declared a cash dividend for the quarter ended December 31, 2016 of $22.3 million or $0.3875 per Class A share payable to shareholders of record as of December 30, 2016. The distribution and dividend were paid on January 16, 2017.

On September 15, 2016, the Operating Partnership announced a cash distribution to holders of Operating Partnership units of $94.1 million or $0.3875 per Operating Partnership unit. MGP concurrently declared a cash dividend for the quarter ended September 30, 2016, of $22.3 million or $0.3875 per Class A share payable to shareholders of record as of September 30, 2016. The distribution and dividend were paid on October 14, 2016.

On July 15, 2016, the Operating Partnership made a cash distribution of $56.7 million relating to the second quarter dividend declared with respect to MGP’s Class A shares. MGP concurrently paid a pro rata cash dividend of $15.1 million to its Class A shareholders.

Dividends with respect to MGP’s Class A shares are characterized for federal income tax purposes as taxable ordinary dividends, capital gains dividends, non-dividend distributions or a combination thereof. For the period from the IPO Date through December 31, 2016 our dividend per Class A share attributable to 2016 was $0.6860, characterized as ordinary dividends.